Consolidated Balance Sheet - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 0	$ 0	$ 270,515
Accounts receivable - net	561,400	526,175	55,713
Inventory	1,761,516	1,772,108	512,203
Prepaid Expenses	0	28,500	0
Deposits	73,198	117,587	675,236
Total Current Assets	2,396,114	2,444,370	1,513,667
Property and Equipment - Net	1,485,957	1,526,703	1,862,310
Loan receivable	50,000	50,000	50,000
Right of use asset	630,858	57,327	214,198
Goodwill	21,865,198	21,865,198	300,000
Investment Infusionz	0	0	0
Other assets	73,169	67,290	67,290
Total Assets	26,501,296	26,010,888	4,007,465
Current Liabilities:
Accounts payable	2,769,712	2,342,046	2,236,298
Accrued expenses	1,108,661	1,109,336	213,687
Accrued Expenses related party	835,662	163,556	23,337
Unearned revenue	329,661	436,887	239,561
Due to Upexi	1,334,780	504,058	0
Customer JV account liabilities	300,000	300,000	300,000
Lease liability current	358,812	57,327	114,675
Notes payable	531,000	531,000	831,000
Notes payable PPP	0	0	0
Notes payable - related party	91,500	91,500	91,500
Notes Payable - Convertibles Related Party	1,909,599	1,773,655	0
Notes payable - convertibles (net of debt discount)	20,346,169	19,872,470	1,277,433
Total Current Liabilities	29,915,556	27,181,835	5,327,491
Long-Term Debt:
Lease liability	272,046	0	99,523
Notes payable	149,269	150,000	150,000
Total Liabilities	30,336,871	27,331,835	5,577,014
Stockholders' (Deficit)
Shares to be issued	24,717	3,853,649	61,500
Common stock ($0.00001 par value; 945,000,000 shares authorized; 29,949,538 and 29,949,538 shares issued and outstanding at March 31, 2023 and December 31, 2022 respectively	441	284	144
Additional paid-in capital	10,483,670	6,434,677	4,704,193
Accumulated deficit	(22,844,403)	(20,109,557)	(6,335,389)
Total Stockholders' (Deficit)	(3,835,575)	(1,320,947)	(1,569,549)
Total Liabilities and Stockholders' Deficit	26,501,296	26,010,888	4,007,465
Series A Preferred Stock
Stockholders' (Deficit)
Preferred stock	0	0	0
Series B Preferred Stock
Stockholders' (Deficit)
Preferred stock	0	0	0
Series C Preferred Stock
Stockholders' (Deficit)
Preferred stock	0	0	3
Series D Preferred Stock [Member]
Stockholders' (Deficit)
Preferred stock	$ 8,500,000	$ 8,500,000	$ 0